UNAUDITED CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending balance, value at Dec. 31, 2021	$ 791		$ (9,571,405)	$ (9,570,614)
Ending balance, shares at Dec. 31, 2021	7,906,250
Balances at April 26, 2021 (inception) at Apr. 25, 2021
Net loss			915,705	915,705
Ending balance, value at Dec. 31, 2021	$ 791		(9,571,405)	(9,570,614)
Ending balance, shares at Dec. 31, 2021	7,906,250
Net loss			(570,351)	(570,351)
Ending balance, value at Mar. 31, 2022	$ 791		$ (10,141,756)	$ (10,140,965)
Ending balance, shares at Mar. 31, 2022	7,906,250